Insurance Contracts - Summary of Risk Management of insurance risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts issued [member]
Various Types of Insurance [Line Items]
Exposure	₩ 23,706,824	₩ 20,356,903
Death
Various Types of Insurance [Line Items]
Exposure	11,313,508	8,785,488
Health
Various Types of Insurance [Line Items]
Exposure	302,911	128,659
Pension
Various Types of Insurance [Line Items]
Exposure	6,682,897	6,351,320
Asset Linked
Various Types of Insurance [Line Items]
Exposure	38,021	40,605
Variable death
Various Types of Insurance [Line Items]
Exposure	1,854,208	1,527,905
Variable Pension
Various Types of Insurance [Line Items]
Exposure	3,515,279	3,522,926
Reinsurance Contract Assets [Member]
Various Types of Insurance [Line Items]
Exposure	(40,641)	(41,032)
Death [Member]
Various Types of Insurance [Line Items]
Exposure	(29,579)	(30,447)
Health [Member]
Various Types of Insurance [Line Items]
Exposure	(10,078)	(9,084)
Compound [Member]
Various Types of Insurance [Line Items]
Exposure	₩ (984)	₩ (1,501)